ACCOUNTS PAYABLE (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable
Accrued payables	$ 107,254	$ 105,928
Accounts payable - trade	144,568	185,612
Total accounts payable	$ 251,822	$ 291,540